S000016651 [Member] Expense Example, No Redemption - ClearBridge Appreciation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 638
Expense Example, No Redemption, 3 Years	824
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	1,608
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	901
Expense Example, No Redemption, 10 Years	1,765
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	834
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	1,500
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,247
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689